Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment, including equipment acquired under capital lease obligations, are summarized as follows as of December 31, 2018 and 2017:

(in thousands)	Estimated useful life (in years)	2018	2017
Land	—	$17,938	$18,188
Buildings and improvements	5-40	322,751	328,938
Machinery and equipment	3-10	306,750	299,175
Computer software	3-7	277,006	243,809
Furniture and office equipment	3-10	109,770	103,257
Construction in progress	—	80,874	65,542
		1,115,089	1,058,909
Less: Accumulated depreciation and amortization		(603,430)	(564,588)
Property, plant and equipment, net		$511,659	$494,321

Amortization of assets acquired under capital lease obligations is included within accumulated depreciation and amortization above for the years ended December 31, 2018 and 2017, respectively. For the years ended December 31, 2018, 2017 and 2016 depreciation and amortization expense totaled $87.9 million, $82.5 million and $75.1 million, respectively. For the years ended December 31, 2018, 2017 and 2016 amortization related to computer software to be sold, leased or marketed totaled $17.2 million, $13.9 million and $9.3 million, respectively. As of December 31, 2018 and 2017, the unamortized balance of computer software to be sold, leased or marketed was $100.5 million and $95.5 million, respectively.
In 2018, we recorded asset impairment charges of $7.9 million of internal-use software of which $1.6 million related to the 2017 Restructuring program discussed in Note 6 "Restructuring" and $6.3 million related to strategic shifts in our business. In 2016, we recorded asset impairment charges of $10.9 million related to the 2016 Restructuring program discussed in Note 6 "Restructuring". Impairments included $7.5 million of computer software to be sold, leased or marketed, $1.7 million in machinery and equipment, $1.5 million in internal-use software, $0.1 million in furniture and office equipment and $0.1 million in buildings and improvements.
Repairs and maintenance expense was $12.1 million, $12.7 million and $13.0 million in 2018, 2017 and 2016, respectively. For the year ended December 31, 2018 and 2017, construction in progress primarily includes amounts related to ongoing software development projects. For the years ended December 31, 2018, 2017 and 2016, interest capitalized in connection with construction projects was not significant.